Rockefeller Equity Allocation Fund
Schedule of Investments
February 28, 2021 (Unaudited)

	Shares	Value
Common Stocks - 92.90%
Air Freight & Logistics - 2.13%
Deutsche Post AG (a)	35,804	$1,778,297
Application Software - 0.04%
Outset Medical, Inc. (b)	679	33,807
Auto Components - 1.90%
Continental AG (a)	7,978	1,146,943
Gentherm, Inc. (b)	2,414	170,887
Hankook Tire & Technology Co. Ltd. (a)	5,273	223,044
Standard Motor Products, Inc.	1,003	42,136
		1,583,010
Banks - 7.39%
Comerica, Inc.	532	36,229
First Horizon National Corp.	66,175	1,072,035
ICICI Bank Ltd. - ADR(b)	91,745	1,523,885
Lloyds Banking Group PLC (a)	2,150,655	1,171,838
Svenska Handelsbanken AB (a)	124,670	1,314,375
Swedbank AB (a)	59,985	1,050,590
		6,168,952
Biotechnology - 3.03%
Alnylam Pharmaceuticals, Inc. (b)	3,159	467,848
BioMarin Pharmaceutical, Inc. (b)	6,070	470,000
Bridgebio Pharma, Inc. (b)	6,449	455,815
Ionis Pharmaceuticals, Inc. (b)	5,938	311,151
Neurocrine Biosciences, Inc. (b)	4,951	542,184
Regeneron Pharmaceuticals, Inc. (b)	624	281,156
		2,528,154
Building Products - 2.81%
A. O. Smith Corp.	675	40,075
AAON, Inc.	1,251	96,452
Carrier Global Corp.	18,873	689,431
Cie de Saint-Gobain (a)	23,696	1,274,284
Lennox International, Inc.	319	89,247
Simpson Manufacturing Co., Inc.	1,555	151,550
		2,341,039
Chemicals - 1.61%
Air Liquide SA (a)	4,340	653,581
Umicore SA (a)	11,727	688,947
		1,342,528
Commercial Services & Supplies - 0.49%
Healthcare Services Group, Inc.	4,379	124,583
Stericycle, Inc. (b)	1,527	99,056
Tetra Tech, Inc.	1,368	189,290
		412,929
Construction & Engineering - 0.12%
Quanta Services, Inc.	1,215	101,878
Construction Materials - 2.82%
HeidelbergCement AG (a)	18,626	1,473,186
Martin Marietta Materials, Inc.	2,611	879,567
		2,352,753
Consumer Finance - 2.33%
Discover Financial Services	18,988	1,786,201
FirstCash, Inc.	1,021	64,650
SLM Corp.	6,024	95,119
		1,945,970
Containers & Packaging - 0.04%
Crown Holdings, Inc. (b)	391	37,364
Diversified Financial Services - 0.17%
FactSet Research Systems, Inc.	476	144,661
Diversified Telecommunication Services - 0.97%
KT Corp. - ADR(b)	24,871	280,793
KT Corp. (a)	5,051	116,965
ORBCOMM, Inc. (b)	8,744	66,717
Verizon Communications, Inc.	6,263	346,344
		810,819
Electric Utilities - 2.37%
Enel S.p.A. (a)	209,455	1,974,929
Electrical Equipment - 2.49%
ABB Ltd. - ADR	5,643	162,406
Array Technologies, Inc. (b)	2,140	79,351
Schneider Electric SE (a)	8,607	1,272,753
TPI Composites, Inc. (b)	2,822	134,497
Vestas Wind Systems A/S (a)	2,276	426,807
		2,075,814
Electronic Equipment, Instruments & Components - 4.64%
Badger Meter, Inc.	1,240	134,652
Cognex Corp.	612	50,545
Hitachi Ltd. (a)	17,600	811,761
IPG Photonics Corp. (b)	858	195,066
Keysight Technologies, Inc. (b)	4,338	613,914
Kyocera Corp. (a)	9,200	595,492
Littelfuse, Inc.	811	211,038
Samsung SDI Co. Ltd. (a)	135	80,774
TE Connectivity Ltd. - ADR	7,083	921,003
Trimble, Inc. (b)	3,500	259,490
		3,873,735
Entertainment - 1.38%
Nintendo Co. Ltd. (a)	1,300	795,044
Warner Music Group Corp.	10,051	356,509
		1,151,553
Food Products - 0.05%
Utz Brands, Inc.	1,814	45,840
Health Care Equipment & Supplies - 5.19%
ABIOMED, Inc. (b)	511	165,845
Alcon, Inc. - ADR(b)	1	68
Becton Dickinson & Co.	6,433	1,551,319
Edwards Lifesciences Corp. (b)	983	81,687
Inogen, Inc. (b)	1,156	60,678
Insulet Corp. (b)	731	189,402
Integer Holdings Corp. (b)	1,056	93,129
Koninklijke Philips NV (a)	17,658	964,075
Masimo Corp. (b)	482	120,852
Medtronic PLC - ADR	6,787	793,876
Merit Medical Systems, Inc. (b)	3,134	174,626
ResMed, Inc.	713	137,452
		4,333,009
Health Care Providers & Services - 0.25%
Chemed Corp.	382	170,070
Guardant Health, Inc. (b)	238	35,029
		205,099
Health Care Technology - 1.09%
Cerner Corp.	8,016	554,226
Omnicell, Inc. (b)	1,861	236,161
Vocera Communications, Inc. (b)	2,773	118,795
		909,182
Hotels, Restaurants & Leisure - 0.00%
Compass Group PLC (a)(b)	1	20
Household Durables - 3.13%
Panasonic Corp. (a)	58,900	761,467
Sony Corp. (a)	17,500	1,848,021
		2,609,488
Industrial Conglomerates - 1.43%
LG Corp. (a)	14,326	1,194,182
Insurance - 8.69%
Aflac, Inc.	17,561	840,996
Arch Capital Group Ltd. - ADR(b)	24,243	868,384
BRP Group, Inc. (b)	1,925	51,070
Globe Life, Inc.	11,164	1,042,718
Intact Financial Corp. (a)(b)	7,828	874,945
Progressive Corp.	3,826	328,845
Reinsurance Group of America, Inc.	13,454	1,644,482
Samsung Fire & Marine Insurance Co. Ltd. (a)	512	78,714
SCOR SE (a)(b)	12,451	413,074
Willis Towers Watson Plc - ADR	5,042	1,112,467
		7,255,695

Interactive Media & Services - 0.28%
Tencent Holdings Ltd. (a)	2,700	234,892
Internet & Catalog Retail - 0.96%
Amazon.com, Inc. (b)	260	804,162
Internet & Direct Marketing Retail - 0.21%
Trip.com Group Ltd. - ADR(b)	4,433	174,882
Internet Software & Services - 4.94%
Alibaba Group Holding, Ltd. - ADR(b)	8,316	1,977,212
Baidu, Inc. - ADR(b)	847	240,091
Facebook, Inc. - Class A (b)	6,691	1,723,735
NIC, Inc.	5,139	178,375
		4,119,413
IT Services - 2.28%
Fidelity National Information Services, Inc.	7,251	1,000,638
Visa, Inc. - Class A	4,238	900,109
		1,900,747
Leisure Products - 0.02%
Nautilus, Inc. (b)	846	15,575
Life Sciences Tools & Services - 0.32%
Adaptive Biotechnologies Corp. (b)	4,764	269,499
Machinery - 2.34%
Deere & Co.	4,543	1,586,052
Epiroc AB (a)	11,226	237,919
Kubota Corp. (a)	5,700	129,307
		1,953,278
Metals & Mining - 1.92%
Agnico Eagle Mines Ltd. - ADR	18,799	1,050,301
AngloGold Ashanti Ltd. - ADR	6,411	127,964
Grupo Mexico SAB de CV (a)	62,800	297,715
Pan American Silver Corp. - ADR	3,824	126,268
		1,602,248
Multiline Retail - 0.93%
Kohl's Corp.	14,043	775,876
Pharmaceuticals - 1.64%
Roche Holdings AG (a)	4,184	1,372,599
Professional Services - 0.03%
Mistras Group, Inc. (b)	3,444	27,414
Real Estate Management & Development - 1.66%
Vonovia SE (a)	21,708	1,382,564
Semiconductors & Semiconductor Equipment - 5.86%
Applied Materials, Inc.	8,734	1,032,271
First Solar, Inc. (b)	3,739	302,934
Samsung Electronics Co. Ltd. (a)	37,454	2,744,842
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,758	725,163
Tokyo Electron Ltd. (a)	200	83,403
		4,888,613
Software - 4.10%
Everbridge, Inc. (b)	1,076	164,875
Microsoft Corp.	11,794	2,740,690
New Relic, Inc. (b)	5,761	352,228
PROS Holdings, Inc. (b)	1,668	79,063
Varonis Systems, Inc. (b)	445	81,675
		3,418,531
Technology Hardware, Storage & Peripherals - 1.32%
Apple, Inc.	8,542	1,035,803
Stratasys Ltd. - ADR(b)	1,963	67,704
		1,103,507
Textiles, Apparel & Luxury Goods - 1.36%
Carter's, Inc.	1,469	122,617
Ralph Lauren Corp.	6,059	709,388
Shenzhou International Group Holdings Ltd. (a)	14,700	304,826
		1,136,831
Trading Companies & Distributors - 0.93%
Ashtead Group Plc (a)	2,437	132,406
Herc Holdings, Inc. (b)	652	57,220
United Rentals, Inc. (b)	1,970	585,839
		775,465
Transportation Infrastructure - 0.57%
Airports of Thailand PCL (a)	156,700	327,016
Grupo Aeroportuario del Sureste SAB de CV - ADR(b)	790	147,059
		474,075

Wireless Telecommunication Services - 4.67%
China Mobile Ltd. (a)	229,555	1,591,666
KDDI Corp. (a)	40,700	1,268,761
Tele2 AB (a)	82,219	1,039,198
		3,899,625
Total Common Stocks (Cost $54,439,210)		77,540,503

Preferred Stocks - 0.38%
Insurance - 0.14%
Samsung Fire & Marine Insurance Co. Ltd. (a)(c), 6.47% (d)	999	120,793
Semiconductors & Semiconductor Equipment - 0.24%
Samsung Electronics Co. Ltd. (a)(c), 4.11% (d)	3,041	196,697
Total Preferred Stocks (Cost $250,627)		317,490

Real Estate Investment Trusts - 2.42%
Healthcare REITs – 1.06%
Medical Properties Trust, Inc.	40,729	879,339
Industrials REITs – 0.05%
Rexford Industrial Realty, Inc.	938	44,761
Residential REITs – 0.61%
American Campus Communities, Inc.	1,105	45,261
Retails REITs – 1.19%
CapitaLand Mall Trust (a)	634,800	993,531
Specialized REITs – 1.17%
Iron Mountain, Inc.	1,723	59,943
Total Real Estate Investment Trusts (Cost $1,855,682)		2,022,835

Money Market Funds - 1.34%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.010% (c)	1,118,889	1,118,889
Total Money Market Funds (Cost $1,118,889)		1,118,889

Total Investments (Cost $57,664,408) - 97.04%		80,999,717
Other Assets in Excess of Liabilities - 2.96%		2,472,724
Total Net Assets - 100.00%		$83,472,441

ADR American Depository Receipt.
REIT Real Estate Investment Trust.
(a) Foreign issued security.
(b) Non-income producing security.
(c) Perpetual preferred stock with no stated maturity.
(d) Dividend yield; the rate shown represents the rate at February 28, 2021.
(e) Seven day yield; the rate shown represents the rate at February 28, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Funds (the “Funds”) are comprised of the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, and Rockefeller Intermediate Tax Exempt National Bond Fund (each of which represents a distinct, diversified series with its own investment objective and policies within the Trust), and the Rockefeller Intermediate Tax Exempt New York Bond Fund (which represents a distinct, non-diversified series with its own investment objective and policies within the Trust). The investment objective of the Rockefeller Equity Allocation Fund is to seek long-term total return from capital appreciation and income. The investment objective of the Rockefeller Core Taxable Bond Fund is to generate current income consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund commenced operations on December 26, 2013. The Rockefeller Equity Allocation Fund commenced operations on February 4, 2015. Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were borne by the Adviser.
The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Company”.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the securities are traded.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day; or the latest sales price on the Composite Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by a pricing service (“Pricing Service”).

Debt securities including short-term debt instruments having a maturity of 60 days or less are valued at the mean provided by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value in accordance with the procedures approved by the Board of Trustees. Any discount or premium is accreted or amortized using the constant yield 2 method until maturity. Constant Yield Amortization takes into account the income that is produced on a debt security. This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset-backed securities. A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. To the extent the inputs are based on observable inputs, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

U.S. government notes/bonds are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government notes/bonds are typically categorized in level 2 of the fair value hierarchy.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained by the Trust’s valuation committee.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2021.

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$44,581,941	$32,958,562	$-	$77,540,503
Preferred Stock	-	317,490	-	317,490
Real Estate Investment Trusts	2,022,835	-	-	2,022,835
Total Equity Securities	46,604,776	33,276,052	-	79,880,828
Money Market Funds	1,118,889	-	-	1,118,889
Total Investments in Securities	$47,723,665	$33,276,052	$-	$80,999,717

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$3,778,895	$-	$3,778,895
Corporate Bonds	-	15,632,441	-	15,632,441
Exchange-Traded Funds	2,530,092	-	-	2,530,092
Mortgage Backed Securities	-	13,472,572	-	13,472,572
Municipal Bonds	-	16,670,244	-	16,670,244
U.S. Government Notes/Bonds	-	16,606,501	-	16,606,501
U.S. Government Agency Issues	-	2,445,078	-	2,445,078
Total Fixed Income Securities	2,530,092	68,605,731	-	71,135,823
Money Market Funds	1,568,247	-	-	1,568,247
Total Investments in Securities	$4,098,339	$68,605,731	$-	$72,704,070

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$93,436,063	$-	$93,436,063
Total Fixed Income Securities	-	93,436,063	-	93,436,063
Money Market Funds	1,443,685	-	-	1,443,685
Total Investments in Securities	$1,443,685	$93,436,063	$-	$94,879,748

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$47,966,953	$-	$47,966,953
Total Fixed Income Securities	-	47,966,953	-	47,966,953
Money Market Funds	1,448,778	-	-	1,448,778
Total Investments in Securities	$1,448,778	$47,966,953	$-	$49,415,731

The Funds held no Level 3 securities during the period ended February 28, 2021.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2021.